Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 306,525	¥ 321,665	¥ 1,000,124	¥ 916,776
Other revenues	[1]	323,503	304,914	994,720	951,337
Segment revenues /Total revenues		630,028	626,579	1,994,844	1,868,113
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		34,473	77,290	260,420	248,768
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,486	15,973	56,559	75,150
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		70,960	75,443	183,267	185,905
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,651	19,908	61,657	57,706
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15,883	10,934	40,880	24,246
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		54,913	42,129	163,782	104,567
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,730	25,198	74,083	75,403
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,058	26,098	79,991	65,361
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,371	28,692	79,485	79,670
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		221,280	238,110	776,660	714,791
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,249	30,203	81,152	78,712
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,996	53,352	142,312	123,273
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		306,717	321,433	997,397	916,638
Other revenues	[1]	322,930	305,486	993,463	952,848
Segment revenues /Total revenues		629,647	626,919	1,990,860	1,869,486
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33,850	76,671	258,537	247,517
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,486	15,973	56,559	75,150
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		71,147	75,457	183,473	185,950
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,650	19,892	61,655	57,696
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15,648	10,670	40,257	23,674
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,401	42,603	165,223	106,055
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,116	25,661	75,219	77,346
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,152	26,145	80,064	65,516
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,267	28,361	76,410	77,734
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,848	32,944	83,251	97,386
Other revenues	[1]	81,372	74,726	238,396	240,559
Segment revenues /Total revenues		110,220	107,670	321,647	337,945
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,105	2,179	3,909	7,691
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		77	83	238	243
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,652	16,230	47,571	47,562
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		618	659	2,367	2,220
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,396	13,793	29,166	39,670
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,114	80,755	248,224	249,205
Other revenues	[1]	9,692	10,988	40,069	45,052
Segment revenues /Total revenues		97,806	91,743	288,293	294,257
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		814	567	2,260	2,013
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,484	15,967	56,548	75,077
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,903	1,427	6,076	4,544
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15,648	10,670	40,257	23,674
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10	0	34	0
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,116	25,661	75,219	77,346
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,922	26,145	66,834	65,516
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		217	318	996	1,035
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50,552	79,195	282,803	253,987
Other revenues	[1]	10,665	9,664	29,287	27,022
Segment revenues /Total revenues		61,217	88,859	312,090	281,009
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,484	71,958	246,164	233,064
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	4	0	16
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25	22	65	66
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		13,230	0	13,230	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,813	7,211	23,344	20,841
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,791	43,000	165,543	106,387
Other revenues	[1]	1,714	269	2,876	780
Segment revenues /Total revenues		57,505	43,269	168,419	107,167
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,132	980	2,964	2,668
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9	14	145	14
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		59	59	210	160
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		54,478	41,649	161,573	102,815
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		113	298	651	730
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		660	495	1,948	1,497
Other revenues	[1]	93,555	116,609	358,137	350,695
Segment revenues /Total revenues		94,215	117,104	360,085	352,192
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		660	495	1,948	1,497
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,860	1,719	5,357	4,686
Other revenues	[1]	19,520	20,203	56,967	60,333
Segment revenues /Total revenues		21,380	21,922	62,324	65,019
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		124	83	347	228
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,736	1,636	5,010	4,458
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,359	2,684	8,453	5,856
Other revenues	[1]	10,514	8,873	33,916	23,449
Segment revenues /Total revenues		13,873	11,557	42,369	29,305
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17	10	51	25
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,342	2,674	8,402	5,831
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,295	8,514	24,504	19,436
Other revenues	[1]	46,034	29,195	110,757	103,261
Segment revenues /Total revenues		55,329	37,709	135,261	122,697
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		659	640	1,926	1,706
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2	6	11	73
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,751	5,889	15,977	13,695
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		270	273	1,184	954
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,613	1,706	5,406	3,008
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62,317	67,966	160,731	167,242
Other revenues	[1]	5,500	1,947	(3,078)	3,775
Segment revenues /Total revenues		67,817	69,913	157,653	171,017
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62,263	67,947	160,636	167,185
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		54	19	95	57
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,921	4,161	16,583	10,956
Other revenues	[1]	44,364	33,012	126,136	97,922
Segment revenues /Total revenues		50,285	37,173	142,719	108,878
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		656	347	1,314	375
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3	0	3	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,939	3,603	13,874	9,974
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		323	211	1,392	607
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		220,791	237,820	772,914	714,573
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,848	32,944	83,251	96,919
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,114	80,755	248,224	249,205
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50,552	79,195	282,803	253,987
Operating Segment | Japan | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,266	41,353	148,401	104,740
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		660	495	1,948	1,497
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,860	1,719	5,357	4,686
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,491	1,359	2,930	3,539
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,249	30,203	81,152	78,712
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,295	8,514	24,504	19,436
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,954	21,689	56,648	59,276
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		56,677	53,410	143,331	123,353
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	467
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,525	1,647	17,142	1,647
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,868	1,325	5,523	2,317
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		42,363	46,277	104,083	107,966
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,921	4,161	16,583	10,956
Corporate revenue and intersegment transactions [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(192)	232	2,727	138
Other revenues	[1]	573	(572)	1,257	(1,511)
Segment revenues /Total revenues		381	(340)	3,984	(1,373)
Corporate revenue and intersegment transactions [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		623	619	1,883	1,251
Corporate revenue and intersegment transactions [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate revenue and intersegment transactions [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(187)	(14)	(206)	(45)
Corporate revenue and intersegment transactions [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1	16	2	10
Corporate revenue and intersegment transactions [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		235	264	623	572
Corporate revenue and intersegment transactions [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(488)	(474)	(1,441)	(1,488)
Corporate revenue and intersegment transactions [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(386)	(463)	(1,136)	(1,943)
Corporate revenue and intersegment transactions [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(94)	(47)	(73)	(155)
Corporate revenue and intersegment transactions [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104	331	3,075	1,936
Corporate revenue and intersegment transactions [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		489	290	3,746	218
Corporate revenue and intersegment transactions [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate revenue and intersegment transactions [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (681)	¥ (58)	¥ (1,019)	¥ (80)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.